Fair Value (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets
Securities available-for-sale	$ 164,272	$ 125,620
Loans held for sale, at fair value	1,118	1,155
Financial liabilities
Subordinated Debentures	(5,155)	(5,155)
Short-term borrowings	(2,415)	0
Derivatives – interest rate swaps	(1,181)	(1,984)
Carrying Value [Member]
Financial assets
Cash and due from financial institutions	18,219	6,857
Interest-earning time deposits at other financial institutions	6,642	7,141
Securities available-for-sale	164,272	125,620
Federal Home Loan Bank stock	4,375	3,817
Loans held for sale	1,118	1,155
Loans, net	293,285	313,692
Accrued interest receivable	1,612	1,481
Financial liabilities
Deposits	(346,701)	(348,970)
Federal Home Loan Bank advances	(86,777)	(49,009)
Subordinated Debentures	(5,155)	(5,155)
Short-term borrowings	(2,415)
Accrued interest payable	(177)	(198)
Derivatives – interest rate swaps	(1,181)	(1,984)
Fair Value [Member]
Financial assets
Loans held for sale	1,118	1,155
Fair Value [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets
Cash and due from financial institutions	18,219	6,857
Interest-earning time deposits at other financial institutions	0	0
Securities available-for-sale	0	0
Loans held for sale, at fair value	0	0
Loans, net	0	0
Accrued interest receivable	0	2
Financial liabilities
Deposits	0	0
Federal Home Loan Bank advances	0	0
Subordinated Debentures	0	0
Short-term borrowings	0
Accrued interest payable	0	0
Derivatives – interest rate swaps	0	0
Fair Value [Member] | Significant Other Observable Inputs (Level 2) [Member]
Financial assets
Cash and due from financial institutions	0	0
Interest-earning time deposits at other financial institutions	6,671	7,197
Securities available-for-sale	164,272	125,620
Loans held for sale, at fair value	1,118	1,155
Loans, net	0	0
Accrued interest receivable	962	802
Financial liabilities
Deposits	(347,625)	(351,196)
Federal Home Loan Bank advances	(88,077)	(51,059)
Subordinated Debentures	0	0
Short-term borrowings	(2,415)
Accrued interest payable	(174)	(196)
Derivatives – interest rate swaps	(1,181)	(1,984)
Fair Value [Member] | Significant Unobservable Inputs (Level 3) [Member]
Financial assets
Cash and due from financial institutions	0	0
Interest-earning time deposits at other financial institutions	0	0
Securities available-for-sale	0	0
Loans held for sale, at fair value	0	0
Loans, net	296,575	318,534
Accrued interest receivable	650	677
Financial liabilities
Deposits	0	0
Federal Home Loan Bank advances	0	0
Subordinated Debentures	(5,152)	(5,188)
Short-term borrowings	0
Accrued interest payable	(3)	(2)
Derivatives – interest rate swaps	$ 0	$ 0